Digital Assets (Details) $ / shares in Units, $ in Thousands, token in Millions			1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 08, 2025 USD ($) token shares	Jul. 30, 2025 $ / shares shares	Feb. 28, 2026 shares	Jul. 31, 2025 USD ($) token shares	Dec. 31, 2024 USD ($)	Jun. 30, 2026 shares	Dec. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)
Digital Assets (Details) [Line Items]
Purchase price (in Dollars per share) | $ / shares		$ (0.5)
Warrant purchase		50,000,000
Warrant expires		1 year
Warrant acquire exercised darwin token (in token) | token	50			50
Issuance of common stock			5,512			14,800
Warrant exercise price (in Dollars) | $	$ 3,360			$ 1,000
Impairment loss (in Dollars) | $					$ 0		$ 4,344	$ 391
Warrant Tokens [Member]
Digital Assets (Details) [Line Items]
Warrant purchase		200,000,000
Warrant excerise price (in Dollars per share) | $ / shares		$ 0.02
Warrant excerise price (in Dollars per share) | $ / shares		$ 0.5
Token Agreement [Member]
Digital Assets (Details) [Line Items]
Issuance of common stock	375,000			147,710